Earnings per Share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per Share ("EPS") [Abstract]
Basic and diluted EPS Class A Common Shares
	Six Months Ended June 30,
Numerators	2014	2015
Net loss	$(35,536,894)	$(81,837,965)
Less: Net loss attributable to non-vested share awards	570,474	1,363,398
Net loss attributable to common shareholders	$(34,966,420)	$(80,474,567)

Denominators
Weighted average common shares outstanding, basic and diluted	22,414,824	24,460,642

Net loss per common share, basic and diluted	$(1.56)	$(3.29)